SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and the consolidated VIEs and the consolidated VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

VIEs

VIEs

The VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through its VIEs. The Company through its wholly owned subsidiaries (Foreign Owned Subsidiaries, the “FOS”) located in the PRC entered into a series of contractual agreements with the VIEs and their shareholders. Through the contractual agreements below, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

The Group’s principal VIEs that are material to the Group’s business and operations are Yiren Wealth and CreditEase Puhui as of December 31, 2021 and 2022.

In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the FOS’s rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under the PRC laws and regulations currently in effect. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the FOS’s rights under the exclusive option agreements, for which consent of the shareholders of the VIEs is not required. The FOS’s rights under the exclusive option agreements give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, the FOS’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. The exclusive business cooperation agreements will be terminated upon the expiration of the operation term of either party if the application for renewal of its operation term is not approved by the relevant government authorities. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIEs.

●Agreements that provide the FOS effective control over the VIEs

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

The VIE arrangements - continued

Power of Attorney The shareholders of the VIEs have executed an irrevocable power of attorney in favor of the FOS, or entity or individual designated by the FOS. Pursuant to this powers of attorney, the FOS or their designees have full power and authority to exercise all of such shareholder’s rights with respect to his equity interest in the VIEs. The power of attorney will remain in force for so long as the shareholder remains a shareholder of the VIEs.

Exclusive Option Agreements The VIEs and their shareholders have also entered into exclusive option agreements with the FOS. Pursuant to this agreements, the shareholders of the VIEs have granted an exclusive option to the FOS or their designees to purchase all or part of such shareholders’ equity interest, at a purchase price equal to the higher of the amount of loan extended by the FOS to each shareholder of the VIEs under the respective loan agreements or the minimum price required by the PRC law at the time of such purchase.

Equity Interest Pledge Agreements The shareholders of the VIEs have also entered into equity pledge agreements with the FOS, pursuant to which each shareholder pledged his/her interest in the VIEs to guarantee the performance of obligations of the VIEs and their shareholders under the exclusive business cooperation agreements, loan agreements, exclusive option agreements and power of attorney. The Company is in the process to register some of the equity pledge with the competent government authorities.

●Agreements that transfer economic benefits to the FOS

Exclusive Business Cooperation Agreements The FOS have entered into exclusive business cooperation agreements with the VIEs. Pursuant to this exclusive business cooperation agreements, the FOS provide comprehensive technical support, consulting services and other services to the VIEs in exchange for service fees. The FOS have the sole discretion to determine the amounts of the service fees.

During the term of exclusive business cooperation agreements, both the FOS and the VIEs shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreements to remain effective. The exclusive business cooperation agreements shall be terminated upon the expiration of the operation term of either the FOS or the VIEs, if the application for renewal of their operation terms is not approved by relevant government authorities. In addition, the shareholders of the VIEs have granted an irrevocable and exclusive option to the FOS to purchase any or all of the assets and businesses of the VIEs at the lowest price permitted under the PRC law.

The agreements may be terminated only at the option of the FOS and the VIEs have no authority to terminate the exclusive business cooperation agreements.

●	Agreements that provide the FOS with the option to purchase the equity interest in the VIEs

Loan Agreements Under the loan agreements between the FOS and each of the shareholders of the respective VIEs, the FOS made interest-free loans to the shareholders for the exclusive purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the FOS or its designated representatives pursuant to the exclusive option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to the FOS. The loans must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in the VIEs and the FOS elected to exercise their exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

The VIE arrangements - continued

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the FOS and the VIEs;
●	Discontinue or restrict the operations of any related-party transactions among the FOS and the VIEs;
●	Impose fines or other requirements on the FOS and the VIEs;
●	Require the Company or the FOS and the VIEs to revise the relevant ownership structure or restructure operations;
●	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC;
●	Shut down the Company’s servers or block the Company’s online platform;
●	Discontinue or place restrictions or onerous conditions on the Company’s operations; and/or
●	Require the Company to undergo a costly and disruptive restructuring.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs.

The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, the shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in its capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

Risks in relation to the VIE structure — continued

The following financial statement amounts and balances of the consolidated VIEs and the consolidated VIEs’ subsidiaries were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Assets
Cash and cash equivalents	1,392,968	2,795,805
Accounts receivable	217,282	100,756
Contract assets, net	563,235	107,679
Contract cost	8,800	652
Prepaid expenses and other assets	145,330	114,310
Financing receivables	1,697,960	514,388
Amounts due from related parties	801,791	911,432
Available-for-sale investments	—	600,000
Property, equipment and software, net	80,866	62,979
Deferred tax assets	7,388	84,096
Right-of-use assets	46,222	10,474

Total assets	4,961,842	5,302,571

Liabilities
Accounts payable	18,782	9,196
Amounts due to related parties	384,855	214,346
Deferred revenue	10,320	9,488
Accrued expenses and other liabilities	953,843	1,131,504
Secured borrowing	1,028,600	767,900
Deferred tax liabilities	40,584	17,273
Lease liabilities	39,486	9,311

Total liabilities	2,476,470	2,159,018

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	2,549,869	3,192,329	1,821,561
Net income	235,360	752,164	424,834

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	974,840	(236,406)	1,151,656
Net cash (used in)/provided by investing activities	(1,202,842)	(393,659)	417,535
Net cash provided by/(used in) financing activities	862,000	501,400	(399,700)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

Risks in relation to the VIE structure — continued

In accordance with the VIE contractual arrangements, the FOS have the power to direct activities of the VIEs, and can have assets transferred out of the VIEs. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 17 for disclosure of restricted net assets.

Consolidated ABFE

Consolidated ABFE

As part of the Group’s strategy to expand its investor base from individual investors to institutional investors, the Group established a business relationship with certain trusts or Asset Backed Special Plan (“ABS plan”), collectively referred to as consolidated assets backed financing entities or ABFE, which were administered by third-party trust companies. The ABFE were set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers.

The Group provides loan facilitation and post-origination services to the ABFE. The Group also has power to direct the activities that have most significant impact on the economic performance of the ABFE by providing the loan servicing and default loan collection services of the ABFE.

Through the transaction fees charged, guarantee deposit, and direct investment, the Group has the right to receive benefits or bear losses from the ABFE that could potentially be significant to the ABFE. The Group holds significant variable interest in the ABFE through the transaction fees charged, guarantee provided in the form of guarantee deposit, or direct investment. Accordingly, the Company is considered the primary beneficiary of the ABFE and has consolidated the ABFE’s assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

The assets of the ABFE are not available to creditors of the Company. In addition, the investors of the ABFE have no recourse against the assets of the Company.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Consolidated ABFE — continued

The following financial statement amounts and balances of the consolidated ABFE were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Assets
Restricted cash	56,678	88,796
Prepaid expenses and other assets	540	532
Loans at fair value	73,734	54,049
Held-to-maturity investments	1,700	2,300

Total assets	132,652	145,677

Liabilities
Accounts payable	144	150
Amount due to related party	42,423	4,603
Payable to investors at fair value	50,686	—
Accrued expenses and other liabilities	659	72

Total liabilities	93,912	4,825

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net (loss)/income	(117,969)	(38,720)	17,949

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	44,843	17,016	(1,434)
Net cash provided by investing activities	33,160	65,576	34,976
Net cash provided by/(used in) financing activities	162,134	(71,204)	(85,587)

All assets of the consolidated ABFE are collateral for the consolidated ABFE’s obligations and can only be used to settle the consolidated ABFE’s obligations.

Use of estimates

Use of estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates are used for, but not limited to, revenue recognition and its related accounts, allowance for accounts receivable and contract assets, allowance for financing receivable, guarantee liabilities, fair value measurement of loans at fair value, payable to investors at fair value, available-for-sale investments, depreciable lives of property, equipment and software, the discount rate for leases, consolidation of the VIEs, share-based compensation and income tax. Actual results may differ materially from those estimates.

Revenue

Revenue

All of the Group’s revenue for the years ended December 31, 2020, 2021 and 2022 were generated from the PRC. The following table illustrates the disaggregation of revenue in 2020, 2021 and 2022 under ASC 606:

	2020	2021	2022
	RMB	RMB	RMB
Consumer credit segment:
Loan facilitation services	1,329,720	2,105,776	1,362,685
Post origination services	670,440	174,255	204,336
Financing services	59,658	524,840	278,783
Others	469,780	379,431	113,928
Subtotal	2,529,598	3,184,302	1,959,732
Holistic wealth segment:
Account management services	921,779	—	—
Insurance brokerage services	430,830	755,691	731,797
Others	79,755	504,822	440,195
Subtotal	1,432,364	1,260,513	1,171,992
Other segment:
Electronic commerce services	—	33,114	302,896
Subtotal	—	33,114	302,896
Total net revenue	3,961,962	4,477,929	3,434,620
(a)	Consumer credit business:

Revenue from loan facilitation and post-origination services

The Group provides services as an online marketplace connecting borrowers and investors. The investors consist of individual investors and institutional investors. In 2020, the Group ceased to facilitate new loans to individual investors.

The Group provides loan facilitation services, guarantee services and post-origination services (e.g. cash processing, collection for some lenders and SMS services).

The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acts as an agent to bring the lender and the borrower together. Except for loans and payable to investors in the consolidated ABFE, loans and lease receivables arising from direct financing leases issued by the Group, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group charges fees on a monthly basis, and used to charge upfront or both. The Group also receives service fees contingent on future events (e.g., penalty fees for loan prepayment and late payment and other service fees, and etc.).

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Revenue from loan facilitation and post-origination services— continued

The Group determines its customers to be both the investors and borrowers. The Group assesses ability and intention to pay the service fees of both borrowers and investors when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. While the post-origination services are within the scope of ASC Topic 860, ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation services and post-origination services are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the transaction price of loan facilitation services and post-origination services to be the service fees chargeable from the borrowers, net of value-added tax. The transaction price includes variable consideration in the form of prepayment risk of the borrowers. The Group reflects, in the transaction price, the borrower prepayment risk and estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the prepayment percentage of the borrowers. The transaction price is allocated amongst the guarantee services, if any, and the two performance obligations described above.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. The remaining considerations are then allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in Topic 606. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgments. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors. However, for post-origination services, given the main services are about loan collecting and cash processing, the Group can refer to other companies performing the same services, therefore a direct observable standalone selling price for similar services in the market is available to the Group.

For each type of the services, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised service to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the loan principal is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. Revenues from guarantee services, if any, are recognized amortized during the guarantee term.

Remaining performance obligations represents the amount of the transaction price for which services have not been performed under post-origination services. The Group collects service fees monthly, and used to collect upfront or both. For upfront fees that are partially refundable to the borrowers, the Group estimates the refund based on historical prepayment probability and the corresponding predetermined refundable amount, and records corresponding refund liabilities upon receiving such fees.

The aggregate amounts of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination services were RMB29.6 million and RMB12.5 million as of December 31, 2021 and 2022, respectively, among which approximately 93% and 99% of the remaining performance obligations will be recognized over the following 12 months, respectively and with the remainder recognized thereafter.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Other revenue of consumer credit business

Other revenue included in consumer credit business includes penalty fees for loan prepayment and late payment, fees charged for early repayment and referral service fees. The penalty fees, which are fees paid to the investors that are assigned to the Group by the investors, will be received as a certain percentage of past due amounts in case of late payment or a certain percentage of interest over the prepaid amount of loan principal in case of prepayment. The Group also refers potential borrowers to third-party companies and related parties and charges them fixed rate fees. Referral services revenue is recognized when successful referrals were completed by the Group.

(b)	Holistic Wealth business:

Revenue from account management services

The Group charged account management services fees to individual investors for using the automated investment tool equal to the entire excess of actual return over the expected return. The Group determined that the automated investment tool service represents one performance obligation.

The account management service fees were initially estimated based on historical experience of returns on similar investment products and current trends and was due at the end of the investment period, which is the period of time when the individual investor’s investment were matched with loans. The expected actual return of the loan was estimated on a portfolio basis using the expected value approval based on current loan portfolio and interest rates. The expected return rates offered have been relatively stable during the historical periods presented. Because all loans matched with individual investors’ investments have been covered by third party credit guarantees, the estimated service fee is not affected by the fluctuations of default rates of the underlying loans. The Group believes the estimates of variable consideration is not constrained as it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

The account management service fees were recognized on a straight-line basis over the term of the investment period, as the Group stood ready to provide the automated investment tool service while the individual investors simultaneously received and consumed the benefits of such service throughout the investment period.

As the Group ceased to facilitate new loans to individual investors, and disposed the Hengcheng as discussed in Note 1, there wasn’t revenue from account management services beginning in January 2021.

Customer incentives

To expand its market presence, the Group provides cash incentives to clients from time to time. Each individual incentive program only lasts between a week and a few weeks. During the relevant incentive program period, the Group sets certain thresholds for the client to qualify to enjoy the cash incentive. When a qualified investment is made, the cash payment is provided to the client as a percentage of the investment amount. The Group also distributed interest plus coupons and renewal reward coupons to clients free of charge. The cash incentives, interest plus coupons and renewal reward coupons provided are accounted for as reduction of the contract price.

The Group has established a membership reward program wherein clients can earn Yiren coins when purchases are made on the Group’s platforms reached a certain amount. Yiren coins earned by clients represent a material right to free or discounted goods or services in the future, which are accounted for as a separate performance obligation. For the transactions that granted Yiren coins to the clients, a portion of transaction price is deferred for the obligation related to the Yiren coins, which are allocated based on the relative standalone selling prices. The standalone selling price of Yiren coins is calculated by taking the estimated value of Yiren coins that are expected to be used incorporating estimated breakage based on historical redemption patterns. The revenue associated with Yiren coins is deferred until the points are redeemed. As of December 31, 2021 and 2022, the liabilities related to Yiren coins were immaterial.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Revenue from insurance brokerage services

The Group provides insurance brokerage services distributing various health and life insurance products and property and casualty insurance products on behalf of insurance companies. As an agent of the insurance company, the Group sells insurance policies on behalf of the insurance company and earns brokerage commissions determined as a percentage of premiums paid by the insured. The Group has identified its promise to sell insurance policies on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective.

The terms for health and life insurance products sold by the Group are mainly 5 and 10 years, while the term for property and casualty insurance products is one year. The insurance company pays the Group a commission annually based on the underlying cash flows of the insurance policy. The Group’s contract terms can give rise to variable consideration due to the nature of its commission structure (e.g. policy changes or cancellations).

The Group determines the transaction price of its contracts by estimating commissions that the entity expects to be entitled to over the premium collection term of the policy based on assumption about future customer behavior and market conditions. Such estimates are ‘constrained’ in accordance with ASC 606. That is, the Group uses the expected value method and only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.

Other revenue of wealth business

Other revenue of wealth business mainly includes referral service fee. Referral services revenue is recognized when successful referrals are completed by the Group.

(c) Other business:

Revenue from electronic commerce services

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions.

When the Group is a principal, its performance obligation is to transfer promised goods or services to customers. For arrangements where the Group controls the goods or services before they are transferred to the customers as a principal, as it is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has discretion in establishing prices, revenue is recorded on a gross basis. As the goods or services generally sold with a right of return, the sales revenue is recognized when the products are delivered and not returned within the 7-day no-reason return period.

When the Group is an agent, its performance obligation is to facilitate third-party merchants in fulfilling their performance obligation for specified goods or services. Upon successful sales, the Group charges the third-party merchants a fixed rate commission based on the sales amount. The revenue is recognized on a net basis at the point of 7 days after delivery of products.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Contract assets

Under ASC 606, contract assets represent the Group’s rights to consideration in exchange for services that the Group has transferred to the customer before payment is due.

For the consumer credit business, the Group’s rights to consideration for the monthly fees related to facilitation services are conditional on the borrowers’ actual payment, as the borrowers have the rights to early terminate the loan contracts prior to the loan maturity and are not obligated to pay the remaining monthly fees. As such, the Group records a corresponding contract assets for the monthly service fees allocated to loan facilitation services and post-origination services that have already been delivered in relation to loans facilitated on the Group’s platform when recognizing revenue from loan facilitation services and post-origination services.

For insurance brokerage services, contract assets are recorded for arrangements when the Group has provided the services but for which the related payments are not yet due. Contract assets are attributable to the brokerage commission that is contingent upon the future premium payment of the policy holders.

The facilitation service monthly fee that are past the payment due date but have not been paid are reclassified to accounts receivable. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The contract assets, net of allowance are RMB1,105,905 and RMB626,739 as of December 31, 2021 and 2022, respectively. Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Contract assets are stated at the historical carrying amount net of write offs and allowance for uncollectible accounts. In determining whether an impairment loss should be recorded in the financial statements, the Group makes judgements as to whether there is any observable data indicating that there is a measurable decrease in the estimated future cash flows from contract assets. This evidence may include observable data indicating that there has been an adverse change in the borrower’s credit risk, or national or local economic conditions that correlate with defaults on loans. When contract assets are assessed for impairment, the Group uses estimates based on the historical borrower’s credit risk. The historical borrower’s credit risk is adjusted on the basis of the relevant observable data that reflects current economic conditions. The Group regularly reviews the methodology and assumptions used for estimating the amount of collectable contract assets.

Contract assets are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Group will write off contract assets and corresponding allowance if any repayment of the underlying loan is 90 days past due.

Contract assets as of December 31, 2021 and 2022 are as follows:

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Contract assets	1,456,591	780,174
Allowance	(350,686)	(153,435)
Contract assets, net	1,105,905	626,739

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Contract assets — continued

The following table presents the movement of allowance for contract assets for the years ended December 31, 2021 and 2022:

	Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB
Balance at beginning of the year	467,306	350,686
Allowance for contract assets	312,798	110,888
Write-off	(429,418)	(308,139)
Balance at end of the year	350,686	153,435

Contract cost

The Group pays commissions for successful referring of borrowers or wealth clients to the Group. The commissions paid based on successful referrals are considered as contract acquisition cost, and are capitalized when the commission becomes payable. The amount of amortization for the years ended December 31, 2021 and 2022 are RMB60.3 million and RMB17.8 million, respectively.

Amortization of the capitalized contract cost is charged to the consolidated statements of operations when the revenue to which the asset relates is recognized. Contract cost is recognized as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less. The Group recorded nil impairment loss for contract cost as of December 31, 2021 and 2022, respectively.

Deferred revenue

Deferred revenue consists of post-origination service fees received from borrowers upfront for which services have not yet been provided. Deferred revenue is recognized ratably as revenue when the post-origination services are delivered over the loan period.

The amounts of revenue recognized during the years ended December 31, 2021 and 2022 that were included in the opening deferred revenue were RMB31.2 million and RMB2.1 million, respectively.

Refund liabilities

Refund liabilities are recognized for the estimated amounts of facilitation service fees which are received from borrowers upfront but are expected to be refunded. It represents the consideration received that the Group does not expect to be entitled to earn and thus is not included in the transaction price because it will be refunded to customers. The refund liabilities are remeasured at each reporting date to reflect changes in the estimate, with a corresponding adjustment to revenue.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Refund liabilities — continued

The Group’s refund liabilities are the expected refund of service fees to borrowers in the case of early repayment of loans. The refund liabilities as of December 31, 2021 and 2022 amounted to RMB5,732 and nil, respectively. The following table sets forth the movement of refund liabilities:

RMB
As of January 1, 2021	10,845
Addition	(1,609)
Payouts during the year	(3,504)

As of December 31, 2021	5,732
Addition	(5,373)
Payouts during the year	(359)
As of December 31, 2022	—

Guarantee liabilities

Guarantee liabilities

The Group provided guarantee services in connection with some of the loans facilitated to its institutional funding partners, who are entitled to receive unpaid interest and principal as contracted from the Group.

According to ASC 326, Financial Instruments—Credit Losses, at inception of the guarantee, the Group recognizes both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, and a contingent guarantee liability with an allowance for credit losses under Current expected credit loss (“CECL”) model. Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the funding partners upon borrowers’ default.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Fair value option

The Group has elected the fair value option for the assets and liabilities of the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. See Note 4 for the disclosure on financial instruments of the consolidated ABFE for which the fair value option has been elected.

Fair value of loans and payable to investors at fair value

The Group has elected the fair value option for loans and related payable to investors of the consolidated ABFE and loans repurchased from the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Group estimates the fair value of loans and payable using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on the contractual cash flows, taking into consideration of projected prepayments and net charge off to project future losses and net cash flows on loans. Changes in fair value of loans and payable to investors are reported net and recorded in “Fair value adjustments related to the consolidated ABFE” in the consolidated statements of operations.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include the Group’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash

Restricted cash represents cash held by the consolidated ABFE through segregated bank accounts which is not available to fund the general liquidity needs of the Group and guarantee deposit in restricted bank account.

Accounts receivable and allowance for uncollectible accounts

Accounts receivable and allowance for uncollectible accounts

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts receivable and other receivables based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. The Group recorded RMB8,296 and RMB18,235 allowance for accounts receivable as of December 31, 2021 and 2022, respectively.

Financing receivables

Financing receivables

Financing receivables represent loans and lease receivables arising from direct financing leases issued by the Group. Financing receivables are measured at amortized cost and reported on the consolidated balance sheets based on the outstanding principal adjusted for any write-off, and the allowance for credit losses. Amortized cost of a financing receivables is equal to the unpaid principal balance, plus net deferred origination cost if any. The Group recognizes interest and financial service income over the terms of the financing receivables using the effective interest rate method. The Company applied a consistent credit risk management framework to the entire portfolio of financing receivables. The allowance for financing receivables is calculated based on expected loss using probability of default.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Financing receivables — continued

The Group’s financing receivable as of December 31, 2021 and 2022 are as follows:

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Financing receivable	1,763,451	555,123
Allowance	(65,489)	(40,735)
Financing receivable, net	1,697,962	514,388

The movement of allowance for financing receivable for the years ended December 31, 2021 and 2022 is as follows:

	Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB
Balance at beginning of the year	32,975	65,489
Current year net provision	35,293	38,625
Write-off	(2,779)	(14,605)
Disposal	—	(48,774)
Balance at end of the year	65,489	40,735

The Group has provided financing that are secured by pledged assets, which value is in excess of the financing granted to clients. As of December 31, 2022, the loan term of the majority of financing receivables are over 24 months.

The Group has not recorded any financing income on an accrual basis for the loans that are overdue for more than 90 days in 2022. Allowance of financing receivables were RMB32.7 million, RMB35.3 million and RMB38.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, the balance of overdue loans are RMB172.2 million and RMB146.1 million, respectively, among which RMB86.5 million and RMB117.0 million are overdue for more than 90 days.

Investments

Investments

The Group’s investments consist of held-to-maturity investments and available-for-sale investments.

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments.

Available-for-sale investments

Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive income/(loss). Realized gains or losses are included in the consolidated statements of operations during the period in which the gains or losses are realized.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Investments — continued

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of December 31, 2022, there were no investments held by the Group that had been in continuous unrealized loss position.

Business Acquisition

Business Acquisition

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition

In April 2020, the Group acquired an insurance brokerage licensee company for total consideration of RMB15.5 million. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB53.8 million and RMB38.3 million, respectively. RMB4.8 million of goodwill was recognized in this acquisition. The Group did not record any impairment of goodwill during the years ended December 31, 2020, 2021 and 2022.

Asset Acquisition

Asset Acquisition

If the transaction involves the acquisition of an asset or group of assets that does not meet the definition of a business, it is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

In January 2020, the Group acquired a securities dealer company registered with Hong Kong Securities and Future Commission possessing Type 1 and Type 2 License for a total consideration of RMB13.2 million. The Group considered it an asset acquisition as substantially all of the fair value of the gross assets acquired was concentrated in the license as a single identifiable asset.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software consists of building, computer and transmission equipment, furniture and office equipment, software, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives, while the estimate residual value of the building and furniture and office equipment are 5%.

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.

Origination, servicing and other operating costs

Origination, servicing and other operating costs

Origination and servicing expenses consist primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loans. It also consists of costs in connection with the distribution of insurance products, including payroll and related expenses for insurance agents and transaction fee charged by third-party payment platform. In addition, it includes cost of goods for e-commerce business.

Leases

Leases

The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. The Group has no finance leases for any of the periods presented.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group begins recognizing lease expenses when the lessor makes the underlying assets available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Company elected not to record a ROU assets for short-term leases that have a term of 12 months or less. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

Share-based compensation

Share-based compensation

All share-based awards to employees and directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expenses on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital. Share-based compensation expenses are classified in the consolidated statements of operations based upon the job functions of the grantees.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Share-based compensation — continued

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ, or are expected to differ, from those estimates. Changes in estimated forfeiture rate are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expenses to be recognized in future periods. The Group uses historical data to estimate pre-vesting option and records share-based compensation expenses only for those awards that are expected to vest.

According to Issue 21 of EITF Issue 00-23[1], the awards granted to employees of CreditEase, and other subsidiaries in the consolidated group of CreditEase, should be recognized as a deemed dividend from the Group to the parent company at the fair value as of the grant date. Share-based compensation, net of forfeitures, is recognized as a deemed dividend to CreditEase on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital.

Share-based awards to non-employees are measured based on the fair value at grant date. The Group recognizes the compensation cost using the graded vesting attribution method.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be reversed. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2021 and 2022, respectively.

Value added taxes ("VAT")

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small-scale taxpayer, and related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB1,493,717, RMB779,116 and RMB776,907 for the years ended December 31, 2020, 2021 and 2022, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as accrued expenses, and other liabilities on the consolidated balance sheets.

1Although Issue 00-23 has also been nullified, the guidance in Issue 21 of EITF Issue 00-23 remains applicable by analogy since it is the only available guidance on accounting for these awards.

Net income/loss per share

Net income/loss per share

Basic net income per share is computed by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include shares issuable upon the vesting of restricted share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be antidilutive.

Comprehensive income/(loss)

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented includes net income/(loss), change in unrealized (loss)/gains on available-for-sale investments, and foreign currency translation adjustment.

Sales and transfers of financial instruments

Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

●	The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
●	The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
●	The transferor does not maintain effective control of the transferred asset.

The Group provides loan facilitation and post-origination services to the trusts. Upon the liquidation of the trusts, the Group purchased the delinquent loans from the trusts and subsequently disposed the loans to related parties.

When the loan (including the creditor rights) is transferred, the transferee becomes the direct counterparty to the borrower and the legal record holder of the loan upon the transfer. The transfer is accounted for as a sale as (1) the transferred loans are considered legally isolated from the assets of the Group and its creditors even in bankruptcies under the PRC laws and regulations, (2) the transferees can freely pledge or exchange the transferred loans, and (3) the Group does not maintain effective control over the transferred loans. The difference between the proceeds received from related parties and the fair value of the loans and other beneficial rights is recognized as “Gain on disposal of loan receivables and other beneficial rights” in the consolidated statements of operations.

The Group extended loans with automobiles as collaterals and transferred its financing receivables to other assets management companies (Note 9). As the transfer of financial assets does not qualify for sale accounting, the transaction was accounted for as a borrowings. Accordingly, the related financing receivables remain on the Company’s consolidated balance sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with attributable interest expense recognized over the life of the related transactions.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is the RMB.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

The financial statements of the Group are translated from the functional currency into the reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive (loss)/income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8972 on December 30, 2022, the last business day in the fiscal year 2022, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB2,844,484 and RMB4,246,837 as of December 31, 2021 and 2022, respectively.

Concentration of credit risk

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable, contract assets, prepaid expenses and other assets, loans at fair value, and amounts due from related parties. As of December 31, 2022, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the PRC. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank are covered by insurance with an upper limit of RMB500 thousands at each bank. Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The credit risk from prepaid expenses and other assets arises from loans to third parties. The risk with respect to accounts receivable, contract assets and loans to third parties is mitigated by credit evaluations the Group performs on its customers or third parties and its ongoing monitoring process of outstanding balances. The Group believes that there is no significant credit risk associated with amounts due from related parties.

Credit of loans at fair value is controlled by the application of credit approval, limit and monitoring procedures.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years ended December 31, 2022.

There was one customer of the Group accounts for 42% and 19% of the Group’s account receivables as of December 31, 2021 and 2022, respectively.

Reclassification

Reclassification

Certain prior period amount recorded in provision for contingent liability was reclassified to general and administrative and had no effect on previously reported consolidated net income/(loss) or retained earnings/(accumulated deficit).

Recently accounting pronouncements not yet adopted

Recently accounting pronouncements not yet adopted

The Group believe that no recently issued accounting standards, if currently adopted, will have a material effect on the Group’s consolidated financial statements.